Stock Incentive Plans	12 Months Ended
Dec. 31, 2013
Stock Incentive Plans
Stock Incentive Plans
Stock Incentive Plans

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally three to five years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Compensation expense related to stock options, which includes the 2007 Employee Stock Purchase Plan (the “2007 ESPP”) totaled $100 million, $102 million and $112 million for 2013, 2012 and 2011, respectively. The recognized tax benefit was $32 million, $33 million and $38 million for 2013, 2012 and 2011, respectively. Compensation expense related to restricted stock awards totaled $41 million, $30 million and $21 million for 2013, 2012 and 2011, respectively.

The 2007 ESPP provides for the purchase of up to 15 million shares of common stock. In March 2013, the Board of Directors approved an amendment to the 2007 ESPP to provide an additional 15 million shares of common stock for issuance. Under the 2007 ESPP, eligible employees may purchase common stock at the end of each six month offering period at a purchase price equal to 85% of the lower of the fair market value on the first day or the last day of the offering period. During 2013, approximately 2 million shares of common stock were purchased under the provisions of the 2007 ESPP at an average price of $41.44 per share. As of December 31, 2013, approximately 17 million shares of common stock were available for issuance under the 2007 ESPP.

The fair value of stock-based compensation associated with the 2007 ESPP is estimated on the date of grant (the first day of the six month offering period) using the Black-Scholes Option Pricing Model.

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2013	2012	2011
Dividend yield(1)	0.86%	0.73%	0.69%
Expected volatility(2)	16.94%	22.88%	20.42%
Risk-free interest rate(3)	0.10%	0.10%	0.15%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$10.08	$9.22	$7.21

(1)	The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)	The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)	The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)	The expected life is based on the semi-annual purchase period.

In May 2010, the Company’s Board of Directors adopted and the shareholders approved the 2010 Incentive Compensation Plan (the “2010 ICP”). The terms of the 2010 ICP provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company. Payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, at the discretion of the Management Planning and Development Committee of the Company’s Board of Directors. The 2010 ICP allows for a maximum of 74 million shares to be reserved and available for grants. The 2010 ICP is the only compensation plan under which the Company grants stock options, restricted stock and other stock-based awards to its employees, with the exception of the Company’s 2007 ESPP. In November 2012, the Company’s Board of Director’s approved an amendment to the 2010 ICP to eliminate the share recycling provision of the 2010 ICP. As of December 31, 2013, there were approximately 38 million shares available for future grants under the 2010 ICP.

The Company’s restricted awards are considered non-vested share awards and require no payment from the employee. Compensation cost is recorded based on the market price on the grant date and is recognized on a straight-line basis over the requisite service period. The Company granted 1,715,000, 1,811,000 and 1,121,000 restricted stock units with a weighted average fair value of $54.30, $44.80 and $34.84 in 2013, 2012 and 2011, respectively. As of December 31, 2013, there was $89 million of total unrecognized compensation cost related to the restricted stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 2.1 years. The total fair value of restricted shares vested during 2013, 2012 and 2011 was $41 million, $81 million and $33 million, respectively.

The following table is a summary of the restricted stock unit and restricted share award activity for the year ended December 31, 2013.

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	2,350	$33.32
Granted	1,715	54.30
Vested	(802)	54.58
Forfeited	(242)	46.17
Nonvested at end of year	3,021	$38.56

All grants under the 2010 ICP are awarded at fair market value on the date of grant. The fair value of stock options is estimated using the Black-Scholes Option Pricing Model and stock-based compensation is recognized on a straight-line basis over the requisite service period. Options granted through 2010 generally become exercisable over a three-year period from the grant date. Beginning in 2011, options granted generally become exercisable over a four-year period from the grant date. Options generally expire seven years after the grant date.

Excess tax benefits of $62 million, $28 million and $21 million were included in financing activities in the accompanying consolidated statements of cash flow during 2013, 2012 and 2011, respectively. Cash received from stock options exercised, which includes the 2007 ESPP, totaled $500 million, $836 million and $431 million during 2013, 2012 and 2011, respectively. The total intrinsic value of options exercised was $282 million, $321 million and $161 million in 2013, 2012 and 2011, respectively. The total fair value of options vested during 2013, 2012 and 2011 was $329 million, $386 million and $452 million, respectively.

The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2013	2012	2011
Dividend yield(1)	1.65%	1.44%	1.43%
Expected volatility(2)	30.96%	32.49%	32.62%
Risk-free interest rate(3)	0.73%	0.84%	1.81%
Expected life (in years)(4)	4.7	4.7	4.7
Weighted-average grant date fair value	$12.50	$11.12	$9.19

(1)	The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)
The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)	The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)	The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

As of December 31, 2013, unrecognized compensation expense related to unvested options totaled $170 million, which the Company expects to be recognized over a weighted-average period of 2.1 years. After considering anticipated forfeitures, the Company expects approximately 19 million of the unvested options to vest over the requisite service period.

The following table is a summary of the Company’s stock option activity for the year ended December 31, 2013:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	40,929	$36.57	4.34	$482,249,000
Granted	8,556	$54.60	—	—
Exercised	(12,568)	$35.04	—	—
Forfeited	(1,619)	$41.87	—	—
Expired	(560)	$31.18	—	—
Outstanding at December 31, 2013	34,738	$41.40	4.39	$1,047,976,191
Exercisable at December 31, 2013	14,573	$35.21	2.95	$529,832,395
Vested and expected to vest at December 31, 2013	33,601	$41.17	4.34	$1,021,486,782